Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Property, Plant And Equipment

Property, plant and equipment at March 31, 2011 and 2012 were composed of the following:

	Yen (Millions)
	2011	2012
Land	¥16,138	14,035
Buildings	28,156	24,383
Machinery and equipment	14,638	20,595
Tools, furniture and fixtures	14,130	14,216
Construction in progress	42	363

	73,104	73,592
Less accumulated depreciation	41,226	39,386

	¥31,878	34,206